UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: December 1, 2016 – February 28, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 0.5%
Energy - 0.3%
SandRidge Energy, Inc.*,1	41,086	$770,363
Titan Energy LLC*,1	9,603	204,064
Total Energy		974,427
Technology - 0.2%
Aspect Software Parent, Inc.*,†††,2	53,029	793,848
Qlik Technologies, Inc. A*,†††,2	56	55,840
Aspect Software Parent, Inc.*,†††,2	2,061	30,853
Qlik Technologies, Inc. B*,†††,2	13,812	564
Qlik Technologies, Inc.*,††	3,600	-
Total Technology		881,105
Communications - 0.0%**
Cengage Learning Acquisitions, Inc.*,††	11,126	122,386
*	–	–
Consumer, Non-cyclical - 0.0%**
Targus Group International Equity, Inc*,†††,2	13,409	19,577
*,2	–	–
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,2	5,244,841	402
*,2	–	–
Consumer, Cyclical - 0.0%**
Deb Stores Holding LLC*,†††,2	9,389	1
*,2	–	–
Industrial - 0.0%**
Carey International, Inc.*,†††,2	5,666	1
*,2	–	–
Total Common Stocks
(Cost $4,632,296)		1,997,899
PREFERRED STOCKS† - 1.8%
Financial - 1.2%
Morgan Stanley
5.85%	110,000	2,843,500
Public Storage
5.40%	42,000	1,047,480
5.90%	10,000	252,600
AgriBank FCB
6.88%[1]	4,000	420,625
Total Financial		4,564,205
Industrial - 0.6%
Seaspan Corp.
6.38%[1]	90,925	2,311,314
Total Preferred Stocks
(Cost $6,637,804)		6,875,519
WARRANTS†† - 0.0%**
Comstock Resources, Inc.
expiring 09/06/18	3,575	33,462
Total Warrants
(Cost $13,658)		33,462

	Face
	Amount~	Value
SHORT TERM INVESTMENTS - 9.8%
U.S. GOVERNMENT SECURITIES†† - 7.0%
United States Treasury Bill
0.00% due 03/09/17[1,3,14]	8,000,000	7,999,237
0.00% due 03/16/17[1,3]	7,900,000	7,898,689
0.00% due 03/02/17[1,3]	5,600,000	5,599,933
0.00% due 04/27/17[1,3]	2,500,000	2,498,080
0.00% due 05/04/17[1,3]	2,500,000	2,497,845

	Face
	Amount~	Value
SHORT TERM INVESTMENTS - 9.8% (continued)
U.S. GOVERNMENT SECURITIES†† - 7.0% (continued)
0.00% due 03/23/17[1,3]	350,000	$349,914
Total U.S. Government Securities
(Cost $26,843,198)		26,843,698
MONEY MARKET FUND† - 2.8%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.39%[4]	10,484,550	10,484,550
(Cost $10,484,550)
Total Short Term Investments
(Cost $37,327,748)		37,328,248

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 46.1%
Collateralized Loan Obligation - 34.8%
Voya CLO Ltd.
2013-1A, 4.52% due 04/15/24[1,5,6]	2,000,000	1,999,945
2014-4A, 7.02% due 10/14/26[5,6]	1,950,000	1,807,227
2015-3A, 4.97% due 10/15/22[1,5,6]	1,000,000	999,986
OCP CLO Ltd.
2015-9A, 7.42% due 07/15/27[5,6]	2,250,000	1,955,684
2013-4A, 6.04% due 10/24/25[5,6]	1,250,000	1,185,663
2015-8A, 7.02% due 04/17/27[5,6]	1,000,000	842,123
Ziggurat CLO Ltd.
2014-1A, 6.02% due 10/17/26[5,6]	4,000,000	3,666,322
CIFC Funding Ltd.
2014-5A, 7.57% due 01/17/27[5,6]	2,000,000	1,872,996
2014-4A, 6.62% due 10/17/26[5,6]	1,500,000	1,304,978
2014-3A, 5.79% due 07/22/26[1,5,6]	500,000	468,336
Sound Point CLO III Ltd.
2013-2A, 6.37% due 07/15/25[1,5,6]	2,875,000	2,611,049
2013-2A, 4.92% due 07/15/25[1,5,6]	1,000,000	1,000,174
KVK CLO Ltd.
2014-2A, 5.77% due 07/15/26[5,6]	3,000,000	2,599,762
2013-1A, due 04/14/25[1,6,7]	2,300,000	965,115
WhiteHorse VI Ltd.
2013-1A, 7.53% due 02/03/25[1,5,6]	2,000,000	1,791,428
2013-1A, 6.28% due 02/03/25[1,5,6]	1,750,000	1,682,536
Flatiron CLO Ltd.
2013-1A, 4.62% due 01/17/26[1,5,6]	3,300,000	3,304,111

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 46.1% (continued)
Collateralized Loan Obligation - 34.8% (continued)
Catamaran CLO Ltd.
2014-1A, 5.53% due 04/20/26[5,6]	2,000,000	$1,821,328
2014-1A, 6.78% due 04/20/26[1,5,6]	1,600,000	1,387,291
Great Lakes CLO Ltd.
2015-1A, 4.77% due 07/15/26[1,5,6]	1,500,000	1,458,592
2012-1A, due 01/15/23[1,7,8]	2,500,000	1,064,758
2014-1A, 5.22% due 04/15/25[5,6]	500,000	483,923
Venture XVI CLO Ltd.
2014-16A, 4.47% due 04/15/26[1,5,6]	3,000,000	2,969,570
Eaton Vance CLO Ltd.
2015-1A, 9.08% due 10/20/26[5,6]	3,000,000	2,964,019
Flagship CLO VIII Ltd.
2014-8A, 6.22% due 01/16/26[5,6]	3,250,000	2,958,529
Fortress Credit Funding V, LP
2015-5A, 6.44% due 08/15/22[1,5,6]	3,000,000	2,958,495
THL Credit Wind River CLO Ltd.
2015-2A, 8.82% due 10/15/27[5,6]	3,000,000	2,884,451
Saranac CLO II Ltd.
2014-2A, 6.20% due 02/20/25[5,6]	3,000,000	2,796,775
AMMC CLO XII Ltd.
2013-12A, 6.08% due 05/10/25[5,6]	3,000,000	2,789,883
Newstar Trust
2012-2I, 7.63% due 01/20/23[5]	3,000,000	2,769,468
Denali Capital CLO X Ltd.
2013-1A, 6.78% due 04/28/25[5,6]	3,000,000	2,766,936
Babson CLO Ltd.
2015-2A, 7.78% due 07/20/27[5,6]	1,750,000	1,583,274
2012-2A, due 05/15/23[6,7]	2,000,000	1,168,995
Newstar Commercial Loan Funding LLC
2017-1A, 6.14% due 03/20/27[5,6]	2,000,000	2,002,778
2014-1A, 5.78% due 04/20/25[1,5,6]	500,000	489,370
2013-1A, 6.16% due 09/20/23[5,6]	250,000	250,000
Octagon Investment Partners XVI Ltd.
2013-1A, 6.52% due 07/17/25[5,6]	3,000,000	2,616,033

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 46.1% (continued)
Collateralized Loan Obligation - 34.8% (continued)
Jamestown CLO III Ltd.
2013-3A, 4.32% due 01/15/26[1,5,6]	2,250,000	$2,205,091
Dryden 30 Senior Loan Fund
2013-30A, 6.54% due 11/15/25[1,5,6]	2,500,000	2,193,292
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 6.77% due 01/13/25[5,6]	2,350,000	2,089,394
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[6,7]	2,600,000	2,069,983
Avery
2013-3X COM, due 01/18/25[7]	2,399,940	2,037,984
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.95% due 10/10/26[1,5,6]	2,000,000	1,972,757
Fortress Credit Opportunities
2005-1A, 0.94% due 07/15/19[1,5,8]	1,963,114	1,912,190
Golub Capital Partners CLO 24M Ltd.
2015-24A, 5.28% due 02/05/27[1,5,6]	2,000,000	1,907,586
Steele Creek CLO 2015-1 Ltd.
2015-1A, 6.30% due 02/21/27[5,6]	2,000,000	1,857,145
Mountain View CLO Ltd.
2015-9A, 6.37% due 07/15/27[5,6]	2,000,000	1,849,933
Ares XXXIII CLO Ltd.
2015-1A, 7.44% due 12/05/25[5,6]	2,000,000	1,788,388
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[1,6,7]	2,000,000	1,774,636
Treman Park CLO Ltd.
2015-1A, due 04/20/27[1,6,7]	2,000,000	1,736,024
Cent CLO 19 Ltd.
2013-19A, 4.34% due 10/29/25[1,5,6]	1,750,000	1,708,803
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.77% due 10/22/26[1,5,6]	1,750,000	1,707,483
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[6,7]	3,700,000	1,640,596
Mountain Hawk II CLO Ltd.
2013-2A, 4.18% due 07/22/24[1,5,6]	1,750,000	1,623,866
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[1,6,7]	2,600,000	1,592,578

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 46.1% (continued)
Collateralized Loan Obligation - 34.8% (continued)
Cent CLO 22 Ltd.
2014-22A, 7.43% due 11/07/26[5,6]	1,750,000	$1,535,932
Race Point VII CLO Ltd.
2012-7A, 5.29% due 11/08/24[1,5,6]	1,500,000	1,515,534
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.91% due 10/15/26[1,5,6]	1,500,000	1,477,413
Avery Point III CLO Ltd.
2013-3A, 6.02% due 01/18/25[5,6]	1,500,000	1,432,559
Regatta IV Funding Ltd.
2014-1A, 5.99% due 07/25/26[5,6]	1,500,000	1,376,292
Madison Park Funding XI Ltd.
2013-11A, 6.03% due 10/23/25[5,6]	1,500,000	1,345,609
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.29% due 07/25/25[1,5,6]	750,000	717,795
2014-1A, 5.97% due 07/25/25[1,6]	500,000	501,142
Finn Square CLO Ltd.
2012-1A, due 12/24/23[6,7]	2,500,000	1,201,444
Avery Point IV CLO Ltd.
2014-1A, 6.04% due 04/25/26[1,5,6]	1,430,000	1,156,539
Sound Point CLO I Ltd.
2012-1A, 5.61% due 10/20/23[1,5,6]	1,000,000	1,000,426
Cent CLO 16, LP
2014-16A, 5.28% due 08/01/24[5,6]	1,000,000	1,000,174
Fortress Credit Opportunities III CLO, LP
2014-3A, 4.26% due 04/28/26[1,5,6]	1,000,000	999,931
Atlas Senior Loan Fund IV Ltd.
2014-2A, 4.49% due 02/17/26[1,5,6]	1,000,000	995,101
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.03% due 10/15/23[1,5,6]	1,000,000	989,935
Kingsland VI Ltd.
2013-6A, 4.69% due 10/28/24[1,5,6]	1,000,000	982,658
Garrison Funding Ltd.
2016-2A, 5.06% due 09/29/27[1,5,6]	1,000,000	982,591

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 46.1% (continued)
Collateralized Loan Obligation - 34.8% (continued)
Golub Capital Partners CLO 25M Ltd.
2015-25A, 4.68% due 08/05/27[1,5,6]	1,000,000	$974,351
WhiteHorse VII Ltd.
2013-1A, 5.85% due 11/24/25[5,6]	1,000,000	929,891
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[6,7]	1,750,000	889,225
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[3,6,7]	1,500,000	825,000
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[6,7]	1,050,000	803,560
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[1,6,7]	1,500,000	724,664
Resource Capital Corp.
2014-CRE2, 3.27% due 04/15/32[1,5,6]	729,000	712,882
Marathon CLO Ltd.
due 02/21/25[7]	1,300,000	676,413
Octagon Loan Funding Ltd.
2014-1A, 6.25% due 11/18/26[1,5,6]	700,000	661,340
West CLO Ltd.
2013-1A, due 11/07/25[6,7]	1,350,000	616,968
NXT Capital CLO 2013-1 LLC
2013-1A, 5.19% due 04/25/24[1,5,6]	500,000	496,206
COA Summit CLO Ltd.
2014-1A, 4.88% due 04/20/23[1,5,6]	500,000	494,704
MCF CLO IV LLC
2014-1A, 6.78% due 10/15/25[1,5,6]	500,000	453,607
Golub Capital Partners CLO Ltd.
2014-18A, 5.04% due 04/25/26[1,5,6]	300,000	293,910
Marathon CLO II Ltd.
2005-2A, due 12/20/19†††,2,5,6,7	3,000,000	3
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23†††,2,6,7	2,500,000	3
Total Collateralized Loan Obligation		132,673,434
Transportation - 6.6%
Apollo Aviation Securitization Equity Trust
2014-1, 7.38% due 12/15/29[5]	3,064,615	3,046,227

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 46.1% (continued)
Transportation - 6.6% (continued)
2016-1A, 9.20% due 03/17/36[1,6,9]	2,450,100	$2,474,601
2016-2, 7.87% due 11/15/41	2,375,000	2,380,565
2014-1, 5.13% due 12/15/29[5]	1,532,308	1,523,114
2016-2, 5.93% due 11/15/41	977,300	981,230
Airplanes Pass Through Trust
2001-1A, 1.32% due 03/15/19[1,5,8]	12,068,641	4,103,339
ACAS CLO Ltd.
2014-1A, 6.92% due 07/18/26[5,6]	3,750,000	3,445,096
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[6]	2,433,692	2,427,607
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42	2,000,000	1,990,906
Stripes
2013-1 A1, 4.28% due 03/20/23†††	1,673,255	1,632,211
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[8]	668,832	624,355
Rise Ltd.
2014-1AB, 6.50% due 02/12/39†††	362,275	358,583
BBAM Acquisition Finance
5.38% due 09/17/18	237,298	236,111
Total Transportation		25,223,945
Collateralized Debt Obligation - 3.3%
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[1,6]	3,000,000	3,011,307
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[1,6]	3,000,000	3,007,223
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[1,6]	2,000,000	2,001,712
2015-1A, 7.50% due 11/12/30[1,6]	1,000,000	1,003,249
SRERS Funding Ltd.
2011-RS, 1.02% due 05/09/46[5,6]	1,705,851	1,683,260
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[1,6]	1,000,000	963,926

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† - 46.1% (continued)
Collateralized Debt Obligation - 3.3% (continued)
Highland Park CDO I Ltd.
2006-1A, 1.45% due 11/25/51[1,5,6]	805,358	$746,008
Total Collateralized Debt Obligation		12,416,685
Other - 0.6%
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[1,6,9]	1,262,193	1,262,193
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	975,338	968,007
Total Other		2,230,200
Financial - 0.4%
NCBJ 2015-1 A
5.88% due 07/08/22†††,2	1,500,000	1,500,000
Aircraft - 0.3%
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29	1,017,860	1,016,333
Credit Cards - 0.1%
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[6]	256,727	190,916
Total Asset Backed Securities
(Cost $172,268,201)		175,251,513
SENIOR FLOATING RATE INTERESTS††,5 - 39.6%
Consumer, Cyclical - 8.1%
BBB Industries, LLC
6.00% due 11/03/21	3,000,000	2,996,250
Sears Holdings Corp.
5.50% due 06/30/18	2,550,975	2,523,883
Navistar Inc.
5.00% due 08/07/20	2,370,990	2,384,339
LSF9 Robin Investments Ltd.
5.38% due 12/13/23	1,750,000 GBP	2,193,336
K & N Parent, Inc.
5.75% due 10/20/23	2,000,000	2,005,000
Accuride Corp.
8.00% due 11/17/23	2,000,000	1,977,500
Blue Nile, Inc.
7.50% due 01/20/23	2,000,000	1,950,000
Mavis Tire
6.25% due 11/02/20†††,2	1,970,000	1,949,648
Boot Barn Holdings, Inc.
5.50% due 06/29/21†††,2	1,970,000	1,924,690
LA Fitness International LLC
6.00% due 07/01/20	1,849,136	1,866,093
BIG JACK Holdings
5.75% due 07/01/22	1,695,000	1,695,000
Belk, Inc.
5.76% due 12/12/22	1,546,301	1,318,701
National Vision, Inc.
6.75% due 03/11/22	1,200,000	1,165,200

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 39.6% (continued)
Consumer, Cyclical - 8.1% (continued)
Med Finance Merger Sub LLC
7.25% due 08/16/21†††,2	987,898	$980,558
Sky Bet Cyan Blue HoldCo
4.81% due 02/25/22	650,000 GBP	816,394
ABRA Auto Body
8.50% due 09/19/22	500,000	500,000
Amaya Holding B.V.
5.00% due 08/01/21	497,475	497,788
Talbots, Inc.
5.50% due 03/19/20	511,712	459,261
Acosta, Inc.
3.25% due 09/26/19†††,2	366,667	341,551
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	322,090	315,648
Ceridian Corp.
4.50% due 09/15/20	244,000	242,740
Capital Automotive LP
6.00% due 04/30/20	210,000	211,575
CH Holding Corp.
8.25% due 02/03/25	200,000	203,500
Ascena Retail Group
5.31% due 08/21/22	206,680	187,562
Deb Stores Holding LLC
1.50% due 10/11/16†††,2	748,250	1
Total Consumer, Cyclical		30,706,218
Consumer, Non-cyclical - 7.5%
Reddy Ice Holdings, Inc.
6.75% due 05/01/19	2,266,014	2,232,024
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.02% due 08/19/21	2,034,200	2,034,200
1.83% due 08/19/21†††,2	75,000	66,676
Copernicus Group, Inc.
6.00% due 08/15/22	1,995,000	1,995,000
AT Home Holding III
4.54% due 06/03/22	1,965,000	1,960,088
Give and Go Prepared Foods Corp.
6.50% due 07/29/23	1,845,875	1,878,178
Pelican Products, Inc.
5.25% due 04/10/20	1,784,233	1,775,312
Chef's Warehouse Parent LLC
6.75% due 06/22/22	1,628,711	1,640,926
American Academy Holdings
6.25% due 05/17/21†††,2	1,534,605	1,521,671
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	1,350,137	1,348,449
IHC Holding Corp.
7.00% due 04/30/21†††,2	985,000	974,736
7.25% due 04/30/21†††,2	189,050	188,766
Sho Holding I Corp.
6.00% due 10/27/22	1,130,000	1,124,350
Hanger, Inc.
11.50% due 08/01/19	1,000,000	1,007,500

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 39.6% (continued)
Consumer, Non-cyclical - 7.5% (continued)
Springs Industries, Inc.
7.50% due 06/01/21†††,2	995,000	$995,000
CTI Foods Holding Co. LLC
8.25% due 06/28/21	1,105,000	994,500
CPM Holdings
6.00% due 04/11/22	985,000	991,156
Affordable Care Holding
5.75% due 10/24/22	990,000	990,000
ABB Concise Optical Group LLC
6.00% due 06/15/23	967,575	974,832
Lineage Logistics LLC
4.50% due 04/07/21	940,331	935,630
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	913,926	920,780
American Tire Distributors, Inc.
5.25% due 09/01/21	898,223	894,109
Parts Town
7.50% due 06/23/22†††,2	648,375	648,375
7.50% due 06/23/22	140,000	138,600
NES Global Talent
6.54% due 10/03/19	318,472	286,625
Packaging Coordinators Midco, Inc.
1.09% due 07/01/21†††,2	115,385	102,873
Rite Aid Corp.
5.75% due 08/21/20	100,000	100,250
Targus Group International, Inc.
15.00% due 12/31/19†††,2	217,356	86,563
Total Consumer, Non-cyclical		28,807,169
Industrial - 7.5%
ILPEA Parent, Inc.
6.50% due 02/21/23	2,700,000	2,659,500
Alion Science & Technology Corp.
5.50% due 08/19/21	2,462,500	2,459,422
CareCore National LLC
5.50% due 03/05/21	2,386,246	2,395,195
SRS Distribution, Inc.
9.79% due 02/24/23	2,030,000	2,095,975
American Bath Group LLC
6.25% due 09/30/23	2,049,057	2,065,060
Bioplan / Arcade
5.75% due 09/23/21	2,102,896	2,043,321
National Technical
7.25% due 06/12/21†††,2	1,636,991	1,596,066
Advanced Integration Technology LP
6.50% due 07/22/21	1,496,250	1,499,991
Tronair Parent, Inc.
5.75% due 09/08/23	1,496,250	1,481,288
HBC Hardware Holdings
6.75% due 03/30/20†††	1,316,250	1,289,925
Thor Bidco (Morrison Utility)
5.86% due 09/20/23	1,000,000 GBP	1,240,926
Zodiac Pool Solutions LLC
5.50% due 12/20/23	1,200,000	1,208,256

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 39.6% (continued)
Industrial - 7.5% (continued)
PROAMPAC PG BORROWER LLC
9.56% due 11/18/24	1,000,000	$1,015,000
SiteOne Landscaping LLC
5.50% due 04/29/22	992,513	1,001,822
Amspec Services, Inc.
6.00% due 07/01/22†††,2	892,500	884,564
2.09% due 07/01/22†††,2	22,844	22,640
Kuehg Corp.
5.25% due 08/12/22	746,139	749,250
Ranpak
8.25% due 10/03/22	700,000	665,000
GYP Holdings III Corp.
4.54% due 04/01/21	625,125	628,645
SI Organization
5.75% due 11/22/19	495,455	500,563
Hunter Defense Technologies
7.01% due 08/05/19	373,333	336,000
Mast Global
7.75% due 09/12/19†††,2	287,834	286,605
NaNa Development Corp.
8.00% due 03/15/18	280,147	273,143
Doncasters Group Ltd.
9.50% due 10/09/20	101,379	97,578
Carey International, Inc.
9.00% due 05/23/20†††,2	46,931	6,664
Total Industrial		28,502,399
Technology - 7.4%
TIBCO Software, Inc.
5.50% due 12/04/20	2,408,356	2,437,956
LANDesk Group, Inc.
5.25% due 01/20/24	2,270,000	2,280,941
Epicor Software
4.75% due 06/01/22	1,720,305	1,724,605
5.00% due 06/01/22	491,587	493,430
Insight Venture
7.25% due 07/15/21†††,2	1,650,000 GBP	2,022,649
EIG Investors Corp.
6.04% due 02/09/23	1,873,357	1,883,510
Planview, Inc. (PHNTM Holdings, Inc.)
6.25% due 01/27/23	1,000,000	985,000
10.75% due 07/27/23	900,000	886,500
PowerSchool, Inc.
5.88% due 07/30/21†††,2	987,500	987,500
6.00% due 07/30/21†††,2	582,120	582,120
6.38% due 07/30/21†††,2	249,375	249,375
Project Alpha Intermediate Holding, Inc.
9.25% due 08/22/22†††,2	1,645,875	1,616,805
Solera LLC
4.45% due 03/03/21†††,2	1,626,400	1,437,962
Aspect Software, Inc.
11.28% due 05/25/20	912,013	894,913
4.84% due 05/25/18†††,2	343,750	337,379
Advanced Computer Software
10.56% due 01/31/23	1,250,000	1,123,962
MRI Software LLC
5.25% due 06/23/21	1,038,701	1,028,314

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 39.6% (continued)
Technology - 7.4% (continued)
Masergy Holdings, Inc.
5.50% due 12/15/23	1,000,000	$1,015,000
Kronos, Inc.
5.03% due 11/01/23	1,000,000	1,011,350
CPI Acquisition, Inc.
5.83% due 08/17/22	1,091,782	979,874
Sparta Holding Corp.
6.50% due 07/28/20†††,2	955,057	949,628
Touchtunes Interactive
5.75% due 05/28/21	886,500	888,716
Micron Technology, Inc.
4.54% due 04/26/22	820,875	831,202
Infoblox, Inc.
5.78% due 11/07/23	700,000	707,875
GlobalLogic Holdings, Inc.
5.50% due 06/20/22	491,189	492,417
Active Network LLC
6.00% due 11/13/20	443,724	442,614
Ceridian Corp.
4.54% due 09/15/20	75,697	75,319
Total Technology		28,366,916
Financial - 2.5%
Hyperion Insurance
5.50% due 04/29/22	1,777,653	1,780,621
American Stock Transfer & Trust
5.75% due 06/26/20	1,453,961	1,453,961
Safe-Guard
6.25% due 08/19/21	1,075,167	1,077,855
Americold Realty Operating Partnership, LP
4.75% due 12/01/22	990,025	1,004,054
Integro Parent, Inc.
6.78% due 10/28/22	990,285	985,333
Acrisure LLC
5.75% due 11/22/23	898,413	907,118
Magic Newco, LLC
12.00% due 06/12/19	750,000	793,748
Assured Partners, Inc.
5.25% due 10/21/22	684,705	691,840
Ryan LLC
6.75% due 08/07/20	668,219	662,372
Total Financial		9,356,902
Basic Materials - 1.9%
Zep, Inc.
5.00% due 06/27/22	1,970,000	1,989,700
Niacet Corp.
5.50% due 02/01/24	1,700,000	1,687,250
PetroChoice Holdings
6.00% due 08/19/22	1,481,250	1,488,656
Niacet B.V.
5.50% due 02/01/24†††	800,000 EUR	839,072
Hoffmaster Group, Inc.
5.50% due 11/21/23	600,000	608,250
PQ Corp.
5.29% due 11/04/22	599,500	607,917

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 39.6% (continued)
Basic Materials - 1.9% (continued)
Noranda Aluminum Acquisition Corp.
7.25% due 02/28/19	598,290	$29,167
Total Basic Materials		7,250,012
Energy - 1.5%
Cactus Wellhead
7.00% due 07/31/20	1,974,883	1,887,000
Invenergy Thermal
6.50% due 10/19/22	1,595,047	1,531,245
PSS Companies
5.50% due 01/28/20	1,852,965	1,445,313
Exgen Texas Power LLC
5.75% due 09/18/21	1,118,010	792,669
Total Energy		5,656,227
Communications - 1.3%
Anaren, Inc.
9.25% due 08/18/21	1,000,000	973,750
5.50% due 02/18/21	935,956	930,106
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	1,718,324	1,621,943
Proquest LLC
10.00% due 12/15/22	772,000	747,875
5.25% due 10/24/21	397,966	401,572
Houghton Mifflin Co.
4.00% due 05/31/21	400,000	371,252
Total Communications		5,046,498
Utilities - 1.0%
Panda Power
7.50% due 08/21/20	1,242,864	1,228,882
Lone Star Energy
5.30% due 02/22/21	1,143,243	1,094,655
Panda Moxie Patriot
6.75% due 12/19/20	897,750	878,673
Panda Temple II Power
7.25% due 04/03/19	496,490	445,600
Total Utilities		3,647,810
Transportation - 0.9%
Travelport Finance Luxembourg Sarl
4.29% due 09/02/21	2,062,590	2,077,193
Capstone Logistics
5.50% due 10/07/21	1,100,000	1,091,750
Sirva Worldwide, Inc.
7.52% due 11/22/22	184,996	180,834
Total Transportation		3,349,777
Total Senior Floating Rate Interests
(Cost $151,800,655)		150,689,928
CORPORATE BONDS†† - 38.4%
Financial - 14.0%
Bank of America Corp.
6.50%[1,10,11]	2,000,000	2,184,359
6.10%[1,10,11]	1,750,000	1,867,031
6.30%[10,11]	1,000,000	1,090,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 38.4% (continued)
Financial - 14.0% (continued)
Citigroup, Inc.
5.95%[1,10,11]	3,000,000	$3,127,499
6.25%[1,10,11]	1,000,000	1,088,570
QBE Insurance Group Ltd.
7.50% due 11/24/43[1,5,6]	3,000,000	3,360,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1,6]	2,150,000	2,176,875
7.38% due 04/01/20[1,6]	950,000	966,625
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,1	2,900,000	2,775,864
Citizens Financial Group, Inc.
5.50%[1,10,11]	2,500,000	2,550,000
Customers Bank
6.13% due 06/26/29[5,8]	2,500,000	2,547,612
Fifth Third Bancorp
4.90%[1,10,11]	1,500,000	1,485,000
5.10%[1,10,11]	815,000	800,738
NewStar Financial, Inc.
7.25% due 05/01/20[1]	2,100,000	2,152,500
KeyCorp
5.00%[10,11]	2,100,000	2,079,000
NFP Corp.
9.00% due 07/15/21[1,6]	1,950,000	2,061,735
CNB Financial Corp.
5.75% due 10/15/26†††,5,8	2,000,000	2,003,148
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,967,019	1,975,595
FBM Finance, Inc.
8.25% due 08/15/21[1,6]	1,750,000	1,872,850
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	1,400,000 GBP	1,823,900
Atlas Mara Ltd.
8.00% due 12/31/20	2,200,000	1,819,400
GEO Group, Inc.
6.00% due 04/15/26[1]	1,130,000	1,176,428
5.88% due 10/15/24[1]	600,000	618,000
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1,6]	1,550,000	1,689,500
Cadence Bank North America
6.25% due 06/28/29[1,5]	1,600,000	1,444,000
AmTrust Financial Services, Inc.
6.13% due 08/15/23[1]	1,314,000	1,377,038
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1,6]	1,165,000	1,173,738
HUB International Ltd.
9.25% due 02/15/21[1,6]	1,000,000	1,037,500
Lincoln Finance Ltd.
7.38% due 04/15/21[1,6]	800,000	852,000
Pacific Beacon LLC
5.63% due 07/15/51[1,8]	711,451	668,658

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 38.4% (continued)
Financial - 14.0% (continued)
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48[1]	549,505	$526,882
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[1]	300,000	312,003
5.88% due 02/01/22	200,000	204,236
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[1,6]	500,000	505,000
Total Financial		53,393,284
Consumer, Cyclical - 4.2%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[1]	2,335,000	2,264,950
6.50% due 05/01/21[1]	429,000	419,348
NPC International Incorporated / NPC Quality Burgers Inc / NPC Operating Company B Inc
10.50% due 01/15/20[1]	2,455,000	2,528,650
WMG Acquisition Corp.
6.75% due 04/15/22[1,6]	2,130,000	2,242,038
HP Communities LLC
6.82% due 09/15/53[1,8]	978,261	1,063,233
6.16% due 09/15/53†††,1,8	1,000,000	982,874
Nathan's Famous, Inc.
10.00% due 03/15/20[1,6]	1,804,000	1,952,829
TVL Finance PLC
8.50% due 05/15/23	1,300,000 GBP	1,778,355
Exide Technologies
11.00% due 04/30/20[1,12]	2,140,750	1,648,378
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[1,6]	1,255,000	1,248,725
Total Consumer, Cyclical		16,129,380
Energy - 4.1%
Husky Energy, Inc.
4.00% due 04/15/24[1]	900,000	922,831
3.95% due 04/15/22[1]	600,000	627,782
Keane Group Holdings LLC
12.00% due 08/08/19†††,2	1,387,500	1,401,375
Comstock Resources, Inc.
10.00% due 03/15/20[1,12]	1,300,000	1,345,501
TerraForm Power Operating LLC
6.38% due 02/01/23[1,6,9]	1,096,000	1,134,360
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
7.88% due 12/15/24[1,6]	1,000,000	1,057,500
Hess Corp.
8.13% due 02/15/19[1]	950,000	1,049,931
Trinidad Drilling Ltd.
6.63% due 02/15/25[1,6]	1,000,000	1,030,000
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24[1]	1,000,000	1,020,263

	Face
	Amount~	Value
CORPORATE BONDS†† - 38.4% (continued)
Energy - 4.1% (continued)
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[1,6]	1,000,000	$1,020,000
EQT Corp.
8.13% due 06/01/19[1]	800,000	896,702
CONSOL Energy, Inc.
8.00% due 04/01/23[1]	850,000	886,125
Buckeye Partners, LP
4.35% due 10/15/24[1]	750,000	772,439
Gibson Energy, Inc.
6.75% due 07/15/21[1,6]	550,000	570,625
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[6]	500,000	487,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23[1]	400,000	415,000
QEP Resources, Inc.
6.88% due 03/01/21[1]	350,000	370,125
Approach Resources, Inc.
7.00% due 06/15/21[1]	409,000	359,920
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
6.13% due 03/01/22[1]	200,000	206,750
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[8,13]	1,216,133	139,855
Total Energy		15,714,584
Consumer, Non-cyclical - 3.9%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[1,6]	2,082,000	2,074,192
Vector Group Ltd.
6.13% due 02/01/25[1,6]	2,000,000	2,060,000
Tenet Healthcare Corp.
7.50% due 01/01/22[1,6]	1,900,000	2,056,750
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[1,6]	1,691,000	1,822,053
Halyard Health, Inc.
6.25% due 10/15/22[1]	1,600,000	1,656,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1,6]	1,575,000	1,624,613
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24[1,6]	1,500,000	1,590,000
Bumble Bee Holdco SCA
9.63% due 03/15/18[6,12]	1,400,000	1,368,500

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 38.4% (continued)
Consumer, Non-cyclical - 3.9% (continued)
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1,6]	550,000	$551,375
Total Consumer, Non-cyclical		14,803,483
Communications - 3.4%
MDC Partners, Inc.
6.50% due 05/01/24[1,6]	2,900,000	2,802,125
SFR Group S.A.
7.38% due 05/01/26[1,6]	1,800,000	1,865,250
Inmarsat Finance plc
4.88% due 05/15/22[1,6]	1,850,000	1,850,000
Cengage Learning, Inc.
9.50% due 06/15/24[1,6]	1,900,000	1,710,000
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[1,6]	1,300,000	1,400,750
Sprint Communications, Inc.
7.00% due 03/01/20[1,6]	800,000	874,000
EIG Investors Corp.
10.88% due 02/01/24[1]	750,000	783,750
CSC Holdings LLC
6.75% due 11/15/21[1]	500,000	548,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]	550,000	539,000
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25[1]	400,000	431,000
Total Communications		12,804,625
Basic Materials - 3.2%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,5,6]	2,000,000	2,286,000
Yamana Gold, Inc.
4.95% due 07/15/24[1]	2,160,000	2,200,479
Eldorado Gold Corp.
6.13% due 12/15/20[1,6]	1,950,000	2,003,625
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[1,6]	1,650,000	1,810,875
Constellium N.V.
7.88% due 04/01/21[1,6]	1,588,000	1,719,169
GCP Applied Technologies, Inc.
9.50% due 02/01/23[1,6]	1,475,000	1,673,830
New Day Aluminum
10.00% due 10/28/20†††,2	590,985	490,517
Mirabela Nickel Ltd.
2.38% due 06/24/19	1,388,176	97,172
1.00% due 09/10/44†††,2	27,743	–
Total Basic Materials		12,281,667
Industrial - 3.2%
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22[1]	2,150,000	2,408,000
Grinding Media Incorporated / MC Grinding Media Canada Inc
7.38% due 12/15/23[1,6]	2,050,000	2,193,500

	Face
	Amount~	Value
CORPORATE BONDS†† - 38.4% (continued)
Industrial - 3.2% (continued)
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[1,6]	2,025,000	$2,156,625
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,1,6	1,817,034	1,818,630
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	1,800,000	1,777,500
LMI Aerospace, Inc.
7.38% due 07/15/19[1]	1,575,000	1,604,531
New Day Aluminum
10.00% due 10/28/20	387,358	271,151
Total Industrial		12,229,937
Technology - 1.2%
Micron Technology, Inc.
7.50% due 09/15/23[1,6]	1,550,000	1,728,250
5.25% due 08/01/23[1,6]	200,000	201,750
Infor US, Inc.
6.50% due 05/15/22[1]	1,532,000	1,593,280
First Data Corp.
7.00% due 12/01/23[1,6]	500,000	537,500
Epicor Software
9.25% due 06/21/23†††,2	500,000	488,500
Total Technology		4,549,280
Utilities - 1.2%
AES Corp.
6.00% due 05/15/26[1]	1,700,000	1,751,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1,6]	1,425,000	1,482,000
Terraform Global Operating LLC
9.75% due 08/15/22[1,6]	1,150,000	1,288,000
Total Utilities		4,521,000
Total Corporate Bonds
(Cost $141,645,608)		146,427,240
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.3%
Commercial Mortgage Backed Securities - 2.7%
Cosmopolitan Hotel Trust
2016-CSMO, 5.42% due 11/15/33[1,5,6]	3,500,000	3,569,982
GS Mortgage Securities Corporation Trust
2016-ICE2, 9.27% due 02/15/33[1,5,6]	3,000,000	3,120,043
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[1,8]	1,916,821	1,886,478
2007-AET2, 6.06% due 10/10/52[1,8]	486,010	495,584

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.3% (continued)
Commercial Mortgage Backed Securities - 2.7% (continued)
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[1,6]	1,200,000	$1,206,675
Total Commercial Mortgage Backed Securities		10,278,762
Residential Mortgage Backed Securities - 0.6%
Nomura Resecuritization Trust
2012-1R, 1.22% due 08/27/47[1,5,6]	1,348,881	1,334,853
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37[1,9]	1,437,312	711,537
2006-6, 5.75% due 01/25/37[1,9]	600,433	307,556
Total Residential Mortgage Backed Securities		2,353,946
Total Collateralized Mortgage Obligation
(Cost $12,589,568)		12,632,708

Face
	Amount~	Value
FOREIGN GOVERNMENT BONDS†† - 2.3%
Kenya Government International Bond
6.88% due 06/24/24[1,6]	4,700,000	4,623,672
Dominican Republic International Bond
6.85% due 01/27/45[1,6]	3,650,000	3,768,625
Senegal Government International Bond
6.25% due 07/30/24[6]	200,000	202,060
Total Foreign Government Bonds
(Cost $8,782,321)		8,594,357
MUNICIPAL BONDS†† - 0.6%
Illinois - 0.6%
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/40	2,350,000	2,110,418
(Cost $2,035,638)
Total Investments - 142.4%
(Cost $537,733,497)		$541,941,292

	Contracts	Value
CALL OPTIONS WRITTEN†* - (0.2)%
Call options on:
S&P 500 Index Expiring March 2017 with strike price of $2,360.00	277	(645,410)
Total Call Options Written
(Premiums received $596,755)		(645,410)
Other Assets & Liabilities, net - (42.2)%		(160,618,953)
Total Net Assets - 100.0%		$380,676,929

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2017 S&P 500 Index E-Mini Futures Contracts	554	$3,003,891
(Aggregate Value Of Contracts $65,434,325)

~	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2017, the total value of securities segregated was $266,869,444.

2	Security was fair valued by the Valuation Committee at February 28, 2017. The total market value of fair valued securities amounts to $25,542,549, (cost $33,517,737) or 6.7% of total net assets.
3	Zero coupon rate security.
4	Rate indicated is the 7-day yield as of February 28, 2017.
5	Variable rate security. Rate indicated is rate effective at February 28, 2017.
6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $237,758,988 (cost $234,926,405), or 62.5% of total net assets.

7	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
8
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $17,492,084 (cost $25,277,020), or 4.6% of total net assets - see Note 4.

9	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective at February 28, 2017.
10	Perpetual maturity.
11	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
12	Security is a pay-in-kind bond.
13	Security is in default.
14	All or a portion of this security is pledged as futures collateral.

BV	Limited Liability Company
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EUR	Euro
FCB	Farmers Credit Bureau
GBP	Great Britain Pound
LLC	Limited Liability Company
LP	Limited Partnership
NV	Publicly Traded Company
plc	Public Limited Company
SA	Corporation
SCA	Limited Partnership
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

Other Information (unaudited)

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

		Level 2	Level 3
		Significant	Significant
	Level 1 Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets:
Corporate Bonds	$ ‐	$136,466,332	$9,960,908	$146,427,240
Asset Backed Securities	‐	170,792,706	4,458,807	175,251,513
Collateralized Mortgage Obligations	‐	12,632,708	‐	12,632,708
Senior Floating Rate Interests	‐	127,799,866	22,890,062	150,689,928
Municipal Bonds	‐	2,110,418	‐	2,110,418
Foreign Government Bonds	‐	8,594,357	‐	8,594,357
Common Stocks	974,427	122,386	901,086	1,997,899
Preferred Stocks	6,875,519	‐	‐	6,875,519
Warrants	‐	33,462	‐	33,462
U.S. Government Securities	‐	26,843,698	‐	26,843,698
Money Market Fund	10,484,550	‐	‐	10,484,550
Forward Foreign Currency Exchange Contracts*	‐	70,457	‐	70,457
Equity Futures Contracts*	3,033,891	‐	‐	3,033,891
Total Assets	$21,368,387	$485,466,390	$38,210,863	$545,045,640
Liabilities:
Options Written	645,410	‐	‐	645,410
Unfunded Commitments	‐	696,004	‐	696,004
Total Liabilities	$645,410	$696,004	$ ‐	$1,341,414

*These amounts are reported as unrealized gain/(loss) as of February 28, 2017.

If not referenced in the table, please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

Other Information (unaudited)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance	Valuation	Unobservable	Input Range
Category	at 2/28/2017	Technique	Inputs
Corporate Bonds	$7,580,516	Option adjusted spread off the month end	Indicative Quote		‐
		broker quote over the 3 month LIBOR
Corporate Bonds	1,889,875	Model Price	Market Comparable Yields	8.6% ‐ 12.7%
Corporate Bonds	490,517	Model Price	Liquidation Value		‐
Asset Backed Securities	2,958,801	Option adjusted spread off the month end	Indicative Quote		‐
		broker quote over the 3 month LIBOR
Asset Backed Securities	1,500,000	Option adjusted spread	Indicative Quote for Comparable Security		‐
Senior Floating Rate Interests	2,128,997	Option adjusted spread off the month end	Indicative Quote		‐
		broker quote over the 3 month LIBOR
Senior Floating Rate Interests	1,380,234	Enterprise Value	Valuation Multiple	6.7x ‐ 13.0x
Senior Floating Rate Interests	7,498,254	Model Price	Market Comparable Yields	4.7%	‐ 6.0%
Senior Floating Rate Interests	11,882,577	Model Price	Purchase Price		‐
Common Stocks	402	Model Price	Liquidation Value		‐
Common Stocks	56,404	Model Price	Purchase Price		‐
Common Stocks	844,280	Enterprise Value	Valuation Multiple	6.7x	‐ 7.2x

Significant changes in an indicative quote, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of February 28, 2017, the Fund had securities with a total value of $1,521,674 transferred from Level 2 to Level 3 due to lack of multiple vendor prices. As of February 28, 2017, the Fund had securities with a total value of $5,133,896 transferred from Level 3 to Level 2 due to availability of market price information at the period end.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2017:

					Collateralized
	Asset Backed	Senior Floating	Corporate		Mortgage
	Securities	Rate Interests	Bonds		Obligations	Common Stocks	Total
Assets:
Beginning Balance	$8,036,285	$19,029,841	$8,485,549		$3,380,625	$1,079,055	$40,011,355
Paydowns Received	(530,748)	(3,813,576)	(596,127)		(22,786)	‐	(4,963,237)
Payment‐in‐kind Distributions Received	‐	32,330	17,894		‐	‐	50,224
Realized Gain/Loss	‐	3,424	‐		338,151	‐	341,575
Change in Unrealized Gain/Loss	196,630	(367,147)	(112,613)		(130,610)	74,353	(339,387)
Accrued discounts/(premiums)	4,054	103,341	36,370		1,195	‐	144,960
Purchases	‐	6,000,186	2,498,350		‐	85,340	8,583,876
Sales	‐	(1,671,658)	‐		(1,680,097)	‐	(3,351,755)
Corporate actions	‐	2,051,650	(368,515)		‐	(337,662)	1,345,473
Transfers into Level 3	3	1,521,671	‐		‐	‐	1,521,674
Transfers out of Level 3	(3,247,417)	‐	‐		(1,886,478)	‐	(5,133,895)
Ending Balance	$4,458,807	$22,890,062	$9,960,908	$	‐	$901,086	$38,210,863
Net change in unrealized appreciation (depreciation)
for investments in securities still held at February 28, 2017	$143,857	$(374,427)	$(112,613)	$	‐	$74,353	$(268,830)

Other Information (unaudited)

As of February 28, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/2019	$733,333	$50,232
Acrisure LLC	11/03/2023	101,587	-
American Bath Group LLC	09/30/2023	150,943	-
American Seafoods Group LLC	08/19/2021	425,000	47,056
Amspec Services, Inc.	07/01/2022	82,362	732
Aspect Software, Inc.	05/25/2018	281,250	-
Eyemart Express	12/18/2019	500,000	33,968
Gold Merger, Co.	07/27/2021	1,000,000	128,855
Hostess Brands	08/03/2020	500,000	48,482
Insight Fourth Hospitality	07/15/2020	500,000	52,328
IntraWest Holdings	12/10/2018	200,000	2,840
National Technical	06/12/2021	305,882	2,328
Packaging Coordinators Midco, Inc.	07/01/2021	1,384,615	150,114
Pelican Products, Inc.	04/11/2019	300,000	18,954
PowerSchool, Inc.	07/29/2021	875,003	91,335
Solera LLC	03/03/2021	609,900	68,780
		$7,949,875	$696,004

As of February 28, 2017, the following forward foreign currency exchange contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 2/28/17	Net Unrealized Appreciation
EUR	792,000
for USD	840,281	Morgan Stanley	3/13/2017	$840,281	$839,601	$680
GBP	7,018,000
for USD	8,781,378	JP Morgan Derivatives	3/13/2017	8,781,378	8,711,601	69,777
		Net unrealized appreciation on forward foreign currency exchange contracts				$70,457

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategic Opportunities Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The following is a summary of significant accounting policies consistently followed by the Fund.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amounts approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m.  Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices.  Financial futures contracts are valued at 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

2.	Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.  The Fund’s fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes

As of February 28, 2017, the cost of investments and accumulated unrealized appreciation/(depreciation) of investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$537,811,056	$33,995,682	$(29,865,446)	$4,130,236

4.	Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 1.32% due 03/15/2019	10/14/2009	$9,732,312	$4,103,339
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/2052	09/18/2014	1,897,465	1,886,478
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/2052	04/23/2015	486,872	495,584
CNB Financial Corp.
5.75% due 10/15/2026	09/14/2016	2,000,000	2,003,148
Customers Bank
6.13% due 06/26/2029	06/24/2014	2,500,000	2,547,612
Fortress Credit Opportunities
2005-1A, 0.94% due 07/15/2019	02/16/2012	1,877,687	1,912,190
Great Lakes CLO Ltd.
2012-1A, due 01/15/2023	12/06/2012	2,387,500	1,064,758
HP Communities LLC
6.82% due 09/15/2053	07/21/2015	974,764	1,063,233
HP Communities LLC
6.16% due 09/15/2053	06/09/2014	997,528	982,874
Pacific Beacon LLC
5.63% due 07/15/2051	01/15/2014	586,643	668,658
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/2022	01/08/2014	1,178,715	139,855
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/2048	11/27/2013	657,534	624,355
		$25,277,020	$17,492,084

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      May 1, 2017

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       May 1, 2017